UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canadian Independents — 7.3%
Canadian Natural Resources Ltd.	237,000	$11,149,258
Crew Energy, Inc. (a)	318,600	5,505,586
EnCana Corp.	150,522	5,057,437
Husky Energy, Inc.	118,800	3,716,620
Nexen, Inc.	122,700	3,245,977
Niko Resources Ltd.	24,300	2,053,358
Pan Orient Energy Corp. (a)	224,000	1,444,168
Paramount Resources Ltd. (a)	43,600	1,354,796
Progress Energy Resources Corp.	171,353	2,343,506
Talisman Energy, Inc.	732,800	17,697,490

		53,568,196

Chemicals — 0.7%
E.I. du Pont de Nemours & Co.	35,200	1,999,008
Intrepid Potash, Inc. (a)	18,400	630,384
Praxair, Inc.	22,000	2,341,240

		4,970,632

Energy Equipment & Services — 11.2%
Cameron International Corp. (a)	226,800	11,956,896
Dresser-Rand Group, Inc. (a)	218,900	11,501,006
Dril-Quip, Inc. (a)	95,200	7,288,512
National Oilwell Varco, Inc.	291,801	22,378,219
Noble Corp.	182,600	7,853,626
Seahawk Drilling, Inc. (a)	4,713	34,640
Subsea 7 - ADR	85,000	2,235,500
Tesco Corp. (a)	71,500	1,344,915
Transocean Ltd. (a)	173,409	12,615,505
Trican Well Service Ltd.	51,800	1,276,728
Weatherford International Ltd. (a)	165,052	3,561,822

		82,047,369

Gold — 1.7%
Barrick Gold Corp.	63,100	3,222,525
Eldorado Gold Corp.	492,500	9,166,543

		12,389,068

Integrated Oil & Gas — 13.4%
Chevron Corp.	169,891	18,592,871
ConocoPhillips	137,075	10,819,330
Eni SpA - ADR	19,250	1,034,495
Exxon Mobil Corp.	216,590	19,059,920
Hess Corp.	106,000	9,111,760
Marathon Oil Corp.	173,400	9,370,536
Murphy Oil Corp.	285,600	22,128,288
Total SA - ADR	123,800	7,951,674

		98,068,874

Metals & Mining — 7.7%
Alcoa, Inc.	24,100	409,700
Aluminum Corp. of China Ltd. - ADR	205,700	4,844,235
BHP Billiton Ltd.	67,500	3,417,497
First Quantum Minerals Ltd.	58,600	8,350,724
Franco-Nevada Corp. (b)	75,000	2,974,158

Common Stocks	Shares	Value

Metals & Mining (concluded)
Gammon Gold, Inc. (a)	146,400	$1,601,480
Goldcorp, Inc.	151,782	8,484,648
HudBay Minerals, Inc.	217,600	3,472,769
Inmet Mining Corp.	13,400	940,400
Newcrest Mining Ltd.	170,500	7,765,391
Newmont Mining Corp.	10,400	609,544
Southern Copper Corp.	167,300	6,267,058
Vale SA - ADR	211,900	7,077,460

		56,215,064

Oil & Gas Drilling — 4.7%
Diamond Offshore Drilling, Inc.	49,100	3,725,217
Helmerich & Payne, Inc.	115,900	7,688,806
Nabors Industries Ltd. (a)	125,900	3,857,576
Pride International, Inc. (a)	154,000	6,762,140
Rowan Cos., Inc. (a)	60,900	2,539,530
Saipem SpA	173,200	9,837,626

		34,410,895

Oil & Gas Equipment & Services — 8.1%
Baker Hughes, Inc.	124,380	9,628,256
Exterran Holdings, Inc. (a)	521	11,311
FMC Technologies, Inc. (a)	347,200	16,137,856
Halliburton Co.	228,200	11,519,536
Schlumberger Ltd.	167,115	14,998,571
Technip SA - ADR	259,900	7,329,180

		59,624,710

Oil & Gas Exploration & Production — 23.9%
Anadarko Petroleum Corp.	162,300	12,811,962
Apache Corp.	197,312	26,315,501
Brigham Exploration Co. (a)	252,700	8,473,031
Cabot Oil & Gas Corp., Class A	124,400	7,001,232
Carrizo Oil & Gas, Inc. (a)	72,000	2,868,480
Cimarex Energy Co.	53,994	5,971,197
Denbury Resources, Inc. (a)	66,713	1,505,712
Devon Energy Corp.	232,198	21,130,018
EOG Resources, Inc.	256,800	28,995,288
Forest Oil Corp. (a)	52,800	1,896,048
Newfield Exploration Co. (a)	84,000	5,947,200
Noble Energy, Inc.	96,700	9,309,309
Occidental Petroleum Corp.	170,900	19,532,161
Pioneer Natural Resources Co.	73,700	7,534,351
Range Resources Corp.	191,200	10,793,240
Southwestern Energy Co. (a)	112,200	4,921,092

		175,005,822

Oil & Gas Producers — 1.1%
Whiting Petroleum Corp. (a)	113,900	7,916,050

Oil, Gas & Consumable Fuels — 10.8%
Arch Coal, Inc.	39,300	1,347,990
Berry Petroleum Co., Class A	84,000	4,462,920

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
CNOOC Ltd. - ADR	36,100	$9,005,145
Cenovus Energy, Inc.	150,522	5,787,656
Chinook Energy Inc. (a)	21,955	46,873
Coastal Energy Co. (a)	527,400	3,428,114
Consol Energy, Inc.	71,900	3,889,071
EQT Corp.	120,000	6,313,200
EXCO Resources, Inc.	119,300	2,499,335
MEG Energy Corp. (a)(b)	49,400	2,608,491
Patriot Coal Corp. (a)	29,340	738,781
Peabody Energy Corp.	151,600	10,129,912
PetroBakken Energy Ltd.	63,337	1,202,275
PetroHawk Energy Corp. (a)	63,600	1,717,836
Petroleo Brasileiro SA - ADR	133,700	4,991,021
Suncor Energy, Inc.	413,504	19,059,250
Uranium Energy Corp. (a)(c)	494,024	1,719,204

		78,947,074

Paper & Forest Products — 0.2%
Fibria Celulose SA - ADR	91,000	1,469,650

Refining, Marketing & Transportation — 0.3%
Valero Energy Corp.	93,700	2,651,710

Utilities — 0.3%
Williams Cos., Inc.	69,500	2,305,315

Total Common Stocks – 91.4%		669,590,429

Investment Companies

Diversified Financial Services — 0.6%
Sprott Physical Silver Trust (a)	191,300	4,156,949

Total Investment Companies – 0.6%		4,156,949

Warrants (d)

Oil, Gas & Consumable Fuels — 0.0%
Uranium Energy Corp. (Expires 10/21/11)	247,012	2

Total Warrants – 0.0%		2

Total Long-Term Investments (Cost – $284,384,720) – 92.0%		673,747,380

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	59,634,218	59,634,218

Value

Total Short-Term Securities (Cost – $59,634,218) – 8.1%	$59,634,218

Total Investments (Cost – $344,018,938*) – 100.1%	733,381,598
Liabilities in Excess of Other Assets – (0.1)%	(485,082)

Net Assets – 100.0%	$732,896,516

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$345,305,455

Gross unrealized appreciation	$391,746,412
Gross unrealized depreciation	(3,670,269)

Net unrealized appreciation	$388,076,143

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale, representing 0.2% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

Uranium Energy Corp.	11/03/10	$1,679,682	$1,719,204

(d)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2010	Net Activity	Shares/ Beneficial Interest Held at April 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	49,573,332	10,060,886	59,634,218	$66,809
BlackRock Liquidity Series, LLC Money Market Series	$300,000	$(300,000)	—	$1,301

(f)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Canadian Independents	$53,568,196	—	—	$53,568,196
Chemicals	4,970,632	—	—	4,970,632
Energy Equipment & Services	82,047,369	—	—	82,047,369
Gold	12,389,068	—	—	12,389,068
Integrated Oil & Gas	98,068,874	—	—	98,068,874
Metals & Mining	45,032,176	$11,182,888	—	56,215,064
Oil & Gas Drilling	24,573,269	9,837,626	—	34,410,895
Oil & Gas Equipment & Services	59,624,710	—	—	59,624,710
Oil & Gas Exploration & Production	175,005,822	—	—	175,005,822
Oil & Gas Producers	7,916,050	—	—	7,916,050
Oil, Gas & Consumable Fuels	74,619,379	4,327,695	—	78,947,074
Paper & Forest Products	1,469,650	—	—	1,469,650
Refining, Marketing & Transportation	2,651,710	—	—	2,651,710
Utilities	2,305,315	—	—	2,305,315
Investment Companies	4,156,949	—	—	4,156,949
Warrants	2	—	—	2
Short-Term Securities	59,634,218	—	—	59,634,218

Total	$708,033,389	$25,348,209	—	$733,381,598

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Natural Resources Trust

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: June 24, 2011